Consolidated Statements of Stockholders' Equity and Comprehensive Income (Loss) (USD $) In Thousands, except Share data	Total	Common Stock	Noncontrolling Interests	Additional Paid-in Capital	Accumulated Deficit	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Total Stockholders' Equity Willbros Group, Inc.
Beginning balance at Dec. 31, 2008	$ 444,135	$ 1,978	$ 1,579	$ 595,640	$ (142,611)	$ (8,015)	$ (4,436)	$ 442,556
Beginning balance, shares at Dec. 31, 2008		39,574,220
Net income (loss)	19,640		1,817		17,823			17,823
Foreign currency translation adjustment, net of tax	16,161						16,161	16,161
Total comprehensive (loss) income	35,801		1,817					33,984
Dividend declared and distributed to noncontrolling interest	(2,597)		(2,597)
Amortization of stock-based compensation	13,231			13,231				13,231
Stock-based compensation tax benefit (deficiency)	(1,735)			(1,735)				(1,735)
Stock issued under share-based compensation plans, shares		514,778
Stock issued under share-based compensation plans		26		(26)
Additions to treasury stock, vesting and forfeitures of restricted stock	(1,030)					(1,030)		(1,030)
Exercise of stock options, shares		17,500
Exercise of stock options	190	1		189				190
Ending balance at Dec. 31, 2009	487,995	2,005	799	607,299	(124,788)	(9,045)	11,725	487,196
Ending balance, shares at Dec. 31, 2009		40,106,498
Net income (loss)	(35,829)		1,207		(37,036)			(37,036)
Foreign currency translation adjustment, net of tax	6,194						6,194	6,194
Derivatives, net of tax	19						19	19
Total comprehensive (loss) income	(29,616)		1,207					(30,823)
Dividend declared and distributed to noncontrolling interest	(1,135)		(1,135)
Share-based award modification	1,770			1,770				1,770
Amortization of stock-based compensation	8,404			8,404				8,404
Stock-based compensation tax benefit (deficiency)	(956)			(956)				(956)
Stock issued under share-based compensation plans, shares		517,011
Stock issued under share-based compensation plans		26		(26)
Stock issued in connection with acquisition of InfrastruX, shares		7,923,308
Stock issued in connection with acquisition of InfrastruX	58,078	396		57,682				58,078
Additions to treasury stock, vesting and forfeitures of restricted stock	(1,000)					(1,000)		(1,000)
Ending balance at Dec. 31, 2010	523,540	2,427	871	674,173	(161,824)	(10,045)	17,938	522,669
Ending balance, shares at Dec. 31, 2010		48,546,817
Net income (loss)	(292,821)		1,195		(294,016)			(294,016)
Foreign currency translation adjustment, net of tax	(1,450)						(1,450)	(1,450)
Derivatives, net of tax	(1,918)						(1,918)	(1,918)
Total comprehensive (loss) income	(296,189)		1,195					(297,384)
Dividend declared and distributed to noncontrolling interest	(1,139)		(1,139)
Share-based award modification	(1,770)			(1,770)				(1,770)
Amortization of stock-based compensation	7,930			7,930				7,930
Stock issued under share-based compensation plans, shares		876,335
Stock issued under share-based compensation plans		44		(44)
Additions to treasury stock, vesting and forfeitures of restricted stock	(794)					(794)		(794)
Ending balance at Dec. 31, 2011	$ 231,578	$ 2,471	$ 927	$ 680,289	$ (455,840)	$ (10,839)	$ 14,570	$ 230,651
Ending balance, shares at Dec. 31, 2011		49,423,152